Earnings per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings per Share
Earnings per Share

Note 18. Earnings per Share

Prior to the Conversion, the Company’s ownership interests consisted of two classes of equity units, referred to as Common Units and Common Equivalent Preferred Units (“CEP Units”), which have been retroactively adjusted as shares reflecting the conversion ratios discussed in Note 4.

Our Series A Preferred Shares and RSUs issued under our 2022 Equity Incentive Plan are considered participating securities as they receive non-forfeitable rights to dividends at the same rate as Common Shares. As participating securities, we include these instruments in the computation of earnings per share under the two-class method described in ASC 260, Earnings per Share.

Prior to the Conversion, the dilutive effect of CEP Units was calculated by using the “if-converted” method. This assumed an add-back of dividends on the CEP Units to net income attributable to shareholders as if the securities were converted to common shares at the beginning of the reporting period (or at the time of issuance, if later), and the resulting common shares were included in the number of weighted-average units outstanding.

The dilutive effect of Westrock Series A Preferred Shares is calculated using the if-converted method, which assumes an add-back of any accretion on preferred shares to net income attributable to shareholders as if the securities were converted to common shares at the beginning of the reporting period (or at the time of issuance, if later), and the resulting common shares being included in the number of weighted-average units outstanding.

The dilutive effect of time-based option awards and RSUs is calculated using the treasury stock method, while performance-based awards are treated as contingently issuable.

The following potentially dilutive securities were excluded from the computation of diluted shares for the periods indicated because their inclusion would have an anti-dilutive effect due to our reported loss.

	Three Months Ended March 31,
(Thousands)	2023	2022
Warrants	—	—
Restricted stock	2,210	475
Options	1,517	1,711
If-converted securities	23,583	25,092

The following table sets forth the computation of basic and diluted earnings per share under the two-class method for the periods indicated.

	Three Months Ended March 31,
(Thousands, except per share data)	2023	2022
Basic Earnings per Common Share
Numerator:
Net loss attributable to common shareholders	$(4,770)	$(11,613)
Denominator:
Weighted-average common shares outstanding — basic	75,358	34,641
Basic loss per common share	$(0.06)	$(0.34)

Diluted Earnings per Common Share
Numerator:
Net loss attributable to common shareholders — basic	$(4,770)	$(11,613)
Effect of non-participating securities	(5,529)	—
Net loss attributable to common shareholders — diluted	$(10,299)	$(11,613)
Denominator:
Weighted-average common shares outstanding — basic	75,358	34,641
Impact of if-converted securities	—	—
Effect of other dilutive securities	1,335	—
Weighted-average common shares outstanding — diluted	76,693	34,641

Dilutive loss per common share	$(0.13)	$(0.34)

Note 19. Earnings per Share

Prior to the Conversion, the Company’s ownership interests consisted of two classes of equity units, referred to as Common Units and Common Equivalent Preferred Units (“CEP Units”), which have been retroactively adjusted as shares reflecting the conversion ratios discussed in Note 4.

Prior to the Conversion, the dilutive effect of CEP Units was calculated by using the “if-converted” method. This assumed an add-back of dividends on the CEP Units to net income attributable to shareholders as if the securities were converted to common shares at the beginning of the reporting period (or at the time of issuance, if later), and the resulting common shares were included in the number of weighted-average units outstanding.

The dilutive effect of Westrock Series A Preferred Shares is calculated using the if-converted method, which assumes that add-back any accretion on preferred shares to net income attributable to shareholders as if the securities were converted to common shares at the beginning of the reporting period (or at the time of issuance, if later), and the resulting common shares were included in the number of weighted-average units outstanding.

The dilutive effect of time-based option awards and RSUs is calculated using the treasury stock method, while performance-based awards are treated as contingently issuable.

The following potentially dilutive securities were excluded from the computation of diluted shares because their inclusion would have an anti-dilutive effect due to our reported loss.

	Year Ended December 31,
(Thousands)	2022	2021	2020
Warrants	19,373	—	—
Restricted stock	1,602	950	1,425
Options	3,217	3,200	2,531
If-converted securities	23,588	25,092	23,308

The following table sets forth the computation of basic and diluted earnings per share under the two-class method.

	Year Ended December 31,
(Thousands, except per share data)	2022	2021	2020
Diluted Earnings per Common Share
Numerator:
Net loss attributable to common shareholders — basic	$(77,633)	$(46,155)	$(147,684)
Effect of non-participating securities	—	—	—
Net loss attributable to common shareholders — diluted	$(77,633)	$(46,155)	$(147,684)
Denominator:
Weighted-average common shares outstanding — basic	48,444	34,472	34,202
Impact of if-converted securities	—	—	—
Effect of other dilutive securities	—	—	—
Weighted-average common shares outstanding — diluted	48,444	34,472	34,202

Dilutive loss per common share	$(1.60)	$(1.34)	$(4.32)